Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Feb. 10, 2021	Jun. 30, 2020
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	1-2360
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-0871985
Entity Address, Address Line One	One New Orchard Road
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	499-1900
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Central Index Key	0000051143
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		893,594,090
Entity Public Float			$ 107.5
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
New York Stock Exchange | Common Stock
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
New York Stock Exchange | 0.500% Notes due 2021
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2021
Trading Symbol	IBM 21B
Security Exchange Name	NYSE
New York Stock Exchange | 2.625% Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2022
Trading Symbol	IBM 22A
Security Exchange Name	NYSE
New York Stock Exchange | 1.250% Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	IBM 23A
Security Exchange Name	NYSE
New York Stock Exchange | 0.375% Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2023
Trading Symbol	IBM 23B
Security Exchange Name	NYSE
New York Stock Exchange | 1.125% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2024
Trading Symbol	IBM 24A
Security Exchange Name	NYSE
New York Stock Exchange | 2.875% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2025
Trading Symbol	IBM 25A
Security Exchange Name	NYSE
New York Stock Exchange | 0.950% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	0.950% Notes due 2025
Trading Symbol	IBM 25B
Security Exchange Name	NYSE
New York Stock Exchange | 0.875% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	IBM 25C
Security Exchange Name	NYSE
New York Stock Exchange | 0.300% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2026
Trading Symbol	IBM 26B
Security Exchange Name	NYSE
New York Stock Exchange | 1.250% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2027
Trading Symbol	IBM 27B
Security Exchange Name	NYSE
New York Stock Exchange | 0.300% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2028
Trading Symbol	IBM 28B
Security Exchange Name	NYSE
New York Stock Exchange | 1.750% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	IBM 28A
Security Exchange Name	NYSE
New York Stock Exchange | 1.500% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	IBM 29
Security Exchange Name	NYSE
New York Stock Exchange | 1.750% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2031
Trading Symbol	IBM 31
Security Exchange Name	NYSE
New York Stock Exchange | 0.650% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	0.650% Notes due 2032
Trading Symbol	IBM 32A
Security Exchange Name	NYSE
New York Stock Exchange | 1.200% Notes due 2040
Document Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2040
Trading Symbol	IBM 40
Security Exchange Name	NYSE
New York Stock Exchange | 7.00% Debentures due 2025
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2025
Trading Symbol	IBM 25
Security Exchange Name	NYSE
New York Stock Exchange | 6.22% Debentures due 2027
Document Information [Line Items]
Title of 12(b) Security	6.22% Debentures due 2027
Trading Symbol	IBM 27
Security Exchange Name	NYSE
New York Stock Exchange | 6.50% Debentures due 2028
Document Information [Line Items]
Title of 12(b) Security	6.50% Debentures due 2028
Trading Symbol	IBM 28
Security Exchange Name	NYSE
New York Stock Exchange | 7.00% Debentures due 2045
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2045
Trading Symbol	IBM 45
Security Exchange Name	NYSE
New York Stock Exchange | 7.125% Debentures due 2096
Document Information [Line Items]
Title of 12(b) Security	7.125% Debentures due 2096
Trading Symbol	IBM 96
Security Exchange Name	NYSE
Chicago Stock Exchange | Common Stock
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	CHX